ABERDEEN FUNDS

Aberdeen Global Fixed Income Fund

(the “Fund”)

Supplement to Aberdeen Funds Statutory Prospectus dated February 28, 2014, as supplemented to date (“Prospectus”)

Simon Hancock no longer serves as a portfolio manager of the Fund.  Accordingly, all references to Simon Hancock are deleted from the Prospectus.

This supplement is dated November 20, 2014.

Please retain this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen Global Fixed Income Fund

(the “Fund”)

Supplement to the Aberdeen Funds Statement of Additional Information dated February 28, 2014, as supplemented to date (“SAI”)

Simon Hancock no longer serves as a portfolio manager of the Fund.  Accordingly, all references to Simon Hancock are deleted from the SAI.

This supplement is dated November 20, 2014.

Please retain this Supplement for future reference.